RELATED PARTY TRANSACTIONS - Prism Incentive Agreement (Details) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Payments to acquire business		$ 25,129,000	$ 2,799,000
Prism Data
Related Party Transaction [Line Items]
Payments to acquire business	$ 850,000
Loss Contingency Accrual		$ 2,000,000